Submission	Apr. 13, 2026
Submission [Line Items]
Central Index Key	0002085091
Registrant Name	Robinhood Ventures Fund I
Registration File Number	333-293490
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES